Shareholder Report, Holdings (Details) - Capital Group Global Growth Equity ETF	Nov. 30, 2024
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.04%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.04%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.79%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.92%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%
Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%